SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)		12 Months Ended
	Dec. 20, 2019	Dec. 31, 2021
Covenants not to compete
Finite-Lived Intangible Assets [Line Items]
Amortization period		5 years
Trade name
Finite-Lived Intangible Assets [Line Items]
Amortization period	0 years	20 years
Acquired technology
Finite-Lived Intangible Assets [Line Items]
Amortization period		10 years
Supplier relationships
Finite-Lived Intangible Assets [Line Items]
Amortization period		15 years
Minimum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Amortization period		5 years
Minimum | Developed technology
Finite-Lived Intangible Assets [Line Items]
Amortization period		5 years
Maximum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Amortization period		10 years
Maximum | Developed technology
Finite-Lived Intangible Assets [Line Items]
Amortization period		10 years